PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
ASSETS
Current assets
Cash and cash equivalents	15,788,863	13,423,750	1,890,696
Investments in equity securities	3,094,133	978,841	137,867
Amounts due from subsidiaries	122,364,821	125,960,969	17,741,231
Amounts due from a related party	348,019,981	—	—
Other current assets	—	321,495	45,282
Total current assets	489,267,798	140,685,055	19,815,076
Non-current assets:
Investments in subsidiaries	1,803,139,078	2,179,129,452	306,923,964
Investments in equity securities	33,408,446	44,324,789	6,243,016
TOTAL ASSETS	2,325,815,322	2,364,139,296	332,982,056

LIABILITIES AND EQUITY
Current liabilities:
Dividends payable	—	—	—
Short-term bank loans	—	116,800,000	16,450,936
Long -term bank loans, current portion	121,800,000	200,000	28,169
Amounts due to subsidiaries	592,226,352	748,121,016	105,370,642
Total current liabilities	714,026,352	865,121,016	121,849,747
Non-current liabilities:
Long-term bank loans, non-current portion	—	56,800,000	8,000,113
Other long-term liabilities	—	—	—
Total liabilities	714,026,352	921,921,016	129,849,860
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share;400,000,000 and 400,000,000 shares authorized as of December 31, 2022 and 2023; 67,416,046 and 66,780,612 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	222,587,070	222,587,070	31,350,733
Class B ordinary shares (USD0.50 par value per share; 100,000,000 and 100,000,000 shares authorized as of December 31, 2022 and 2023; 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	115,534,210	115,534,210	16,272,653
Treasury stock	(16,971,057)	(36,677,832)	(5,165,965)
Additional paid-in capital	2,080,450,699	1,680,713,349	236,723,524
Accumulated losses	(817,544,056)	(568,339,799)	(80,048,986)
Accumulated other comprehensive income	27,732,104	28,401,282	4,000,237
Total Shareholders’ Equity	1,611,788,970	1,442,218,280	203,132,196
TOTAL LIABILITIES AND EQUITY	2,325,815,322	2,364,139,296	332,982,056

Condensed Statements of Operations

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
General and administrative expenses	(18,917,120)	(6,740,255)	(6,637,389)	(934,857)
Other general expense	—	(13,944,926)	—	—
Interest income	173,316	1,924	15,128	2,131
Interest expense	—	(5,192,054)	(4,723,335)	(665,268)
Other income	—	22,765,816	19,969,182	2,812,600
Gains(losses) on investments in equity securities	11,519,174	(76,105,482)	7,927,075	1,116,505
Share of profit (losses) in subsidiaries, net (Note a)	95,931,386	(345,938,204)	252,765,647	35,601,297
Net income (loss)	88,706,756	(425,153,181)	269,316,308	37,932,408
Other comprehensive losses, net of tax
– Foreign currency translation adjustments	(3,705,740)	(11,361,872)	672,112	94,665
– Unrealized gains (losses) on available-for-sale investments	—	(2,786,931)	(2,934)	(413)
Comprehensive income (loss)	85,001,016	(439,301,984)	269,985,486	38,026,660

Condensed Statements of Cash Flows

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Net cash provided by operating activities	(13,786,532)	(4,198,307)	(12,424,134)	(1,749,903)
Net cash used in investing activities	(113,026,343)	(156,276,810)	(352,234,205)	(49,611,150)
Net cash (used in) provided by financing activities	(46,235,224)	155,679,057	362,690,064	51,083,827

Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,306,901	(2,025,056)	(396,838)	(55,893)

Net decrease in cash and cash equivalents and restricted cash	(170,741,198)	(6,821,116)	(2,365,113)	(333,119)
Cash and cash equivalents and restricted cash at beginning of the year	193,351,177	22,609,979	15,788,863	2,223,815
Cash and cash equivalents and restricted cash at end of the year	22,609,979	15,788,863	13,423,750	1,890,696